Private Placement (Details) - USD ($)			6 Months Ended
	Mar. 10, 2021	Dec. 31, 2020	Jun. 30, 2021
Private Placement (Details) [Line Items]
Purchase of warrants		3,666,667
Proceeds from warrants issued (in Dollars)		$ 7,500,000	$ 7,500,000
Redemption price per share (in Dollars per share)		$ 10.00	$ 10.00
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Purchase of warrants		4,002,383
Proceeds from warrants issued (in Dollars)		$ 8,175,000
Sponsor purchased share			1.50
Over-Allotment Option [Member] | Warrant [Member]
Private Placement (Details) [Line Items]
Purchase of warrants		1,447,618
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase of warrants		1,333,333
Price per warrant (in Dollars per share)		$ 1.50	$ 1.50
Sponsor purchased share			3,666,667
Additional purchase of shares	296,793
Private Placement [Member] | LionTree Partners [Member]
Private Placement (Details) [Line Items]
Purchase of warrants			1,333,333
Additional purchase of shares	101,035